Accounts Payable - Schedule of Accounts Payable (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Accounts Payable [Abstract]
Accounts payable to third party suppliers	$ 2,475,510	$ 3,286,866
Total accounts payable	$ 2,475,510	$ 3,286,866